INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (2,467,511)	$ (1,946,739)
Intangible assets, net	1,263,644	1,450,220
Amortization expenses	520,772	477,043	348,650
Impairment charge	111,274
Estimated amortization expense
2013	505,600
2014	425,190
2015	265,985
2016	148,510
2017	29,789
Trademarks
INTANGIBLE ASSETS, NET
Intangible assets, gross	25,000	25,000
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	3,706,155	3,371,959
Impairment charge	$ 111,274